Fresh Start Accounting - Gain on Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017
Liabilities Subject to Compromise [Abstract]
Senior undersecured or impaired external debt		$ 5,266
Unsecured bonds		2,334
Newbuild claims		1,064
Accrued interest payable		49
Derivatives previously recorded at fair value		249
Accounts payable and other liabilities		84
Amount due to related party		4
Liabilities subject to compromise	$ 0
Reorganization Adjustments
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		2,958
Less: Distribution from cash pool to holders of general unsecured claims on emergence
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(2)
Less: Undistributed cash pool balance for holders of general unsecured claims on emergence
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(35)
Less: Payment to newbuild counterparty members
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(17)
Less: Fair value of equity issued to holders of general unsecured claims
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(498)
Less: Reinstatement of amount due to related party
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(4)
Less: Reinstatement of trade accounts payable
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(84)
Less: Reinstatement of senior undersecured or impaired external debt
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(5,266)
Less: Recognition of adequate protection payments on senior undersecured or impaired external debt
Liabilities Subject to Compromise [Abstract]
Adjustments, increase (decrease), gain on settlement of liabilities subject to compromise		(186)
Predecessor
Liabilities Subject to Compromise [Abstract]
Liabilities subject to compromise		$ 9,050	$ 9,191